Net Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss and comprehensive loss	$ (94,331)	$ (31,674)
Net loss and comprehensive loss	$ (94,331)	$ (31,674)
Denominator:
Basic weighted average common shares outstanding (in shares)	32,679,105	14,869,184
Net loss per share:
Basic (in dollars per share)	$ (2.89)	$ (2.13)
Diluted (in dollars per share)	$ (2.89)	$ (2.13)